CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners’ equity	Limited partners’ equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners’ equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2020	$ 21,767	$ 3,845	$ (988)	$ (720)	$ 5,595	$ (6)	$ (39)	$ 3	$ 1,028	$ 609	$ 0	$ 2,408	$ 11,100	$ 56	$ 2,721
Net income (loss)	(66)	(191)	(191)						55	26	12	(119)	209	77	(135)
Other comprehensive income (loss)	2,766	819		(116)	938	7	(11)	1		4		513	839	12	579
Issuance of perpetual subordinated notes	592										592
Capital contributions	1,121												1,121
Redemption of Preferred LP Units	(147)
Disposals	(395)		38		(38)								(395)
Distributions or dividends declared	(1,769)	(335)	(335)						(55)	(26)	(12)	(209)	(810)	(85)	(237)
Distribution reinvestment plan	9	9	9
Other	118	(55)	(49)	(6)	(1)	(1)	2					(31)	239	(1)	(34)
Change in year	2,229	247	(528)	(122)	899	6	(9)	1	(147)	4	592	154	1,203	3	173
Ending balance at Dec. 31, 2021	23,996	4,092	(1,516)	(842)	6,494	0	(48)	4	881	613	592	2,562	12,303	59	2,894
Net income (loss)	138	(166)	(166)						44	26	29	(104)	334	92	(117)
Other comprehensive income (loss)	2,490	547		(1)	480	4	67	(3)		(42)		342	1,248	8	387
Equity issuance (Note 14, 16, 28)	115								115
Capital contributions	2,131												2,131
Redemption of Preferred LP Units	(236)								(236)
Disposals	(75)		14		(14)								(75)
Distributions or dividends declared	(2,299)	(355)	(355)						(44)	(26)	(29)	(220)	(1,275)	(100)	(250)
Distribution reinvestment plan	9	9	9
Other	17	(31)	116	(2)	(143)		(2)					(19)	89		(22)
Change in year	2,290	4	(382)	(3)	323	4	65	(3)	(121)	(42)	0	(1)	2,452	0	(2)
Ending balance at Dec. 31, 2022	26,286	4,096	(1,898)	(845)	6,817	4	17	1	760	571	592	2,561	14,755	59	2,892
Net income (loss)	616	(91)	(91)						41	27	29	(57)	619	111	(63)
Other comprehensive income (loss)	1,420	19		147	(143)	(3)	18			12		12	1,364	0	13
Equity issuance (Note 14, 16, 28)	630	390	390									240
LP Units purchased for cancellation	(43)	(43)	(43)
Capital contributions	2,993												2,993
Acquisitions through business combinations	414												414
Return of capital	(140)												(140)
Disposals	(449)		12		(12)								(449)
Distributions or dividends declared	(2,530)	(383)	(383)						(41)	(27)	(29)	(241)	(1,428)	(116)	(265)
Ownership changes	21	21	113	16	(107)		(1)
Distribution reinvestment plan	8	8	8
Other	753	(54)	(226)	(19)	188	1	2					(36)	735	1	107
Change in year	3,693	(133)	(220)	144	(74)	(2)	19	0	0	12	0	(82)	4,108	(4)	(208)
Ending balance at Dec. 31, 2023	$ 29,979	$ 3,963	$ (2,118)	$ (701)	$ 6,743	$ 2	$ 36	$ 1	$ 760	$ 583	$ 592	$ 2,479	$ 18,863	$ 55	$ 2,684